Equity - Schedule of Reclassification, Without Considering Items Remaining in OCI (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	$ (34,202)	$ (43,555)	$ (7,424)
Cash Flow Hedges [member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	4,096	(13,701)
Fair Value Reserves [member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	1,205	(67)
Reclassification During Year to Profit or Loss [member] | Cash Flow Hedges [member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	(4,481)	(17,179)
Effective Valuation of Cash Flow Hedged [member] | Cash Flow Hedges [member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	8,413	3,478
Valuations of Available For Sale Investments [member] | Fair Value Reserves [member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	$ 1,205	$ (67)